Expense Example - Investor A, C and Institutional - BlackRock Floating Rate Income Portfolio	Dec. 29, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 347
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,432
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	553
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	1,869
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	$ 894